CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

NOTE 5 – CASH AND CASH EQUIVALENTS

A)	Information of accounting policy

1)	Cash and cash equivalents in the statement of cash flows

As part of the consolidated statement of cash flows, cash and cash equivalents include: cash on hand and short-term deposits and other highly liquid short-term investments, the original maturity of which does not exceed three months.

2)	Classification of cash flows from interest and dividends in the statement of cash flows

In the consolidated statement of cash flows, the Company presents interest received as part of cash flows from investing activities. Additionally, the Company presents interest paid as part of cash flows from financing activities.

B)	Additional information

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands
Cash on hand and in bank:

NIS	23,252	13,689	4,292
US Dollar	17,562	7,788	2,441
Euro	231	109	34
Other	125	18	6
	41,170	21,604	6,773

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS